Investment Objectives and Goals - The Biondo Focus Fund	Apr. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.